Stockolders' Equity - Summary of Common Stock Reserved for Future Issuance (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock reserved for future issuance	172,033,000
Outstanding options and restricted stock unit awards	11,156,000	8,609,000	5,621,000
Two Thousand and Thirteen Equity Incentive Plan
Common stock reserved for future issuance	6,014,000
Outstanding options and restricted stock unit awards	11,224,000
Employee Stock
Common stock reserved for future issuance	1,250,000
Class B common stock
Common stock reserved for future issuance	53,043,000
Common Stock Warrants
Common stock reserved for future issuance	502,000
Preferred Stock
Common stock reserved for future issuance	100,000,000